Provision (Benefit) for Income Taxes Deferred Tax Table (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax liabilities:
Property, plant and equipment	$ 2,777	$ 2,320
Investments	1,669	1,515
Other	154	140
Total deferred income tax liabilities	4,600	3,975
Deferred income tax assets:
Accrued liabilities	872	747
Foreign tax credit	140	140
Federal loss carryovers	879	905
State losses and credits	421	445
Other	132	140
Total deferred income tax assets	2,444	2,377
Less valuation allowance	297	325
Net deferred income tax assets	2,147	2,052
Overall net deferred income tax liabilities	$ 2,453	$ 1,923